CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents comprise the following:

	As of June 30, 2023	As of December 31, 2022
Cash at bank	31,311	29,664